BUSINESS COMBINATION (Details Narrative)			1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 HKD ($)	Apr. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2022 HKD ($)
Business Combination [Line Items]
Allowance for credit loss						$ 7,000		$ 40,560	$ 54,600		$ 7,000	$ 54,600
Net loss					$ 3,649,121	(1,017,134)	$ (7,933,627)	6,260,642
Revenues	$ 16,397,879	$ 127,903,458			$ 24,819,541	10,711,396	83,548,892	$ 44,125,628
Top Spin Investment Company Limited [Member]
Business Combination [Line Items]
Business acquisition percentage			100.00%							100.00%
Contingent receivable										$ 27,457,628
Accounts receivables fair value										8,244,364
Allowance for credit loss										0
Acquisition related costs			$ 20,513							$ 160,000
Net loss	$ 1,211,498	$ 9,449,688				16,244	126,702
Revenues						$ 1,049,374	$ 8,185,119
Care U Professional Nursing Service Limited [Member]
Business Combination [Line Items]
Business acquisition percentage			80.00%							80.00%
Performance Plus Enterprises Limited [Member]
Business Combination [Line Items]
Business acquisition percentage			100.00%							100.00%
Total consideration			$ 10,118,424	$ 78,923,708
Contingent receivable			$ 215,385							$ 1,680,000
Business acquisition non-controlling interest percentage			20.00%							20.00%